Exceptional items	9 Months Ended
Sep. 30, 2021
Analysis of income and expense [abstract]
Exceptional items	Exceptional items

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
	€m	€m	€m	€m
Business transformation program	3.7	—	7.1	—
Findus Switzerland integration costs	1.3	—	3.7	—
Fortenova Group integration costs	0.6	—	0.6	—
Release of indemnification assets	—	—	5.0	17.8
Brexit	0.4	0.5	4.7	0.9
Goodfella's Pizza & Aunt Bessie's integration costs	—	0.7	—	3.7
Settlement of legacy matters	—	(1.6)	(1.8)	(2.7)
Factory optimization	0.5	2.9	2.3	7.6
Total exceptional items	6.5	2.5	21.6	27.3
We do not consider these items to be indicative of our ongoing operating performance.

In 2020, the Company launched the first phase of a multi-year, enterprise-wide transformation and optimization program. Over the next few years, additional transformation phases will be implemented. The program aims to standardize, simplify and automate end-to-end business processes. This will enable key decision making and analytical capability, building a platform and organization to support future growth and provide better value for shareholders. Execution of the business transformation program will include the evaluation and implementation of new systems needed to support the project. Expenses incurred to date consist of restructuring and transformational project costs, including business technology transformation initiative costs and related professional fees.

As disclosed in Note 4, the Company completed the acquisition of Findus Switzerland on December 31, 2020 and the acquisition of Fortenova Group’s Frozen Food Business Group on September 30, 2021. Following both acquisitions, the Company is currently undertaking integration projects.

The charges for the release of indemnification assets relates to the partial release of shares held in escrow associated with the acquisition of the Findus Group as discussed in Note 11.

As part of the process of the United Kingdom exiting the European Union, commonly referred to as Brexit, the Company has incurred expenses to prepare for, and respond to, changes impacting our supply chain. Whilst an agreement with the EU was reached on December 24, 2020, border control processes remain in a period of transition. Expenses relating to project costs and the write-off of system development costs of €0.4 million have been recognized in the three months ended September 30, 2021 (2020: €0.5 million) and €4.7 million for the nine months ended September 30, 2021 (2020: €0.9 million).
Following the acquisitions of the Goodfella’s pizza business in April 2018 and the Aunt Bessie's business in July 2018, the Company performed an integration project which was completed in 2020.
In 2018, the Company initiated a three-year factory optimization program. The focus of the program is to develop a new suite of standard manufacturing and supply chain processes, that will provide a single network of optimized factories. The program is expected to provide a number of benefits, including an optimized supply chain infrastructure, benefits derived from the implementation of a standardized global manufacturing and planning processes, and an increased level of sustainable performance improvement. Expenses of €0.5 million have been incurred in the three months ended September 30, 2021 (2020: €2.9 million) and €2.3 million for the nine months ended September 30, 2021 (2020: €7.6 million).
Net income in relation to the settlement of legacy matters of nil was recognized in the three months ended September 30, 2021 (2020: €1.6 million) and €1.8 million for the nine months ended September 30, 2021 (2020: €2.7 million).
The tax impact of the exceptional items for the three months ended September 30, 2021 amounted to a credit of €1.3 million (2020: €0.6 million) and a credit of €3.2 million for the nine months ended September 30, 2021 (2020: €2.2 million).
Included in the Condensed Consolidated Interim Statements of Cash Flows for the nine months ended September 30, 2021 is €23.2 million (2020: €3.3 million) of cash outflows relating to exceptional items. This includes cash flows related to the above items in addition to the cash impact of the settlement of provisions brought forward from previous accounting periods.